RELATED PARTY TRANSACTIONS (Schedule of Equity Transaction with Related Party) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended				1 Months Ended
	Jan. 13, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Aug. 31, 2014
Related Party Transaction [Line Items]
Amount of cash consideration	$ 1,227
The Group [Member]
Related Party Transaction [Line Items]
Amount of cash consideration		3,088
Dingsheng Ruizhi (Beijing) Investment Consulting Co. Ltd. ("Dingsheng Ruizhi") [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold		20.00%
Dingsheng Ruizhi (Beijing) Investment Consulting Co. Ltd. ("Dingsheng Ruizhi") [Member] | AM Film
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold						20.00%
Amount of cash consideration		322	[1]	[1]	[1]	322
Remaining percentage of economic ownership						80.00%
Beijing Dayun Culture Communication Co. Ltd ("Dayun Culture") [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold		20.00%
Beijing Dayun Culture Communication Co. Ltd ("Dayun Culture") [Member] | AM Lianhe
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold							20.00%
Amount of cash consideration		$ 2,766	[2]	[2]	[2]		$ 2,766
Remaining percentage of economic ownership							80.00%

[1]	In June 2014, the Group sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322. After the transaction, the Group held 80% equity interests and remained the control over AM Film.
[2]	In August 2014, the Group sold 20% equity interests in AM Lianhe , a wholly-owned subsidiary, to Dayun Culture, with consideration of $2,766. After the transaction, the Group held 80% equity interests and remained the control over AM Lianhe.